Supplier Accounts Receivable and Other Current Liabilities - Schedule of Other Current Liabilities (Details) (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplier Accounts And Other Current Liabilities [abstract]
Social security	€ 6,343	€ 12,094	€ 10,794
Tax liabilities	448	428	504
Other debts	1,354	440	146
Deferred revenues	4,360	2,789	3,248
Total	€ 12,506	€ 15,751	€ 14,692